Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Other assets:
Receivables from brokers, dealers and customers for securities transactions	[1]	¥ 1,578,952	¥ 1,564,295
Other		368,030	324,135
Collateral pledged for derivative transactions		981,390	973,404
Margins provided for futures contracts		142,156	276,398
Other		965,137	336,538
Prepaid pension cost		874,191	682,592
Security deposits		126,001	122,858
Loans held for sale		86,153	26,689
Other		609,624	685,420
Total		5,731,634	4,992,329
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	[1]	1,410,785	1,400,141
Other		455,789	481,809
Guaranteed trust principal	[2]	761,685	683,324
Collateral accepted for derivative transactions		598,524	671,691
Margins accepted for futures contracts		325,038	307,066
Unearned income	[3]	130,916	134,666
Factoring amounts owed to customers			53,488
Other		1,022,858	1,294,340
Total		¥ 4,705,595	¥ 5,026,525

[1]	Receivables from brokers, dealers and customers for securities transactions include ¥315,870 million and ¥372,395 million of such receivables of consolidated VIEs at March 31, 2017 and 2018, respectively. Payables to brokers, dealers and customers for securities transactions include ¥325,090 million and ¥422,060 million of such payables of consolidated VIEs at March 31, 2017 and 2018, respectively.
[2]	Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 25 "Variable interest entities and securitizations" for further discussion of the guaranteed principal money trusts.
[3]	Unearned income is primarily comprised of refundable loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.